Stock-based compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-based compensation	Stock-based compensation
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	Note	2022	2021
Restricted share unit plan	19(a)	$2,154	$2,335
Performance restricted share unit plan	19(b)	2,522	2,165
Deferred stock unit plan	19(c)	104	7,106
		$4,780	$11,606
a) Restricted share unit plan
Restricted Share Units ("RSUs") are granted each year to executives and other key employees with respect to services to be provided in that year and the following two years. The majority of RSUs vest at the end of a three-year term. The Company settles RSUs with common shares purchased on the open market through a trust arrangement.

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2020	641,471	10.34
Granted	144,383	19.97
Vested	(220,116)	8.44
Forfeited	(12,327)	13.01
Outstanding at December 31, 2021	553,411	13.55
Granted	167,631	15.55
Vested	(169,689)	14.13
Forfeited	(15,455)	13.41
Outstanding at December 31, 2022	535,898	14.44
At December 31, 2022, there were approximately $3,479 of unrecognized compensation costs related to non-vested share-based payment arrangements under the RSU plan (December 31, 2021 – $4,339) and these costs are expected to be recognized over the weighted-average remaining contractual life of the RSUs of 1.3 years (December 31, 2021 – 1.4 years). During the year ended December 31, 2022, 169,689 units vested, which were settled with common shares purchased through a trust arrangement (December 31, 2021 - 220,116 units vested and settled).
b) Performance restricted share unit plan
Performance Restricted Share Units ("PSUs") are granted each year to senior management employees with respect to services to be provided in that year and the following two years. The PSUs vest at the end of a three-year term and are subject to performance criteria approved by the Human Resources and Compensation Committee at the grant date. The Company settles PSUs with common shares purchased through a trust arrangement.

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2020	492,557	8.86
Granted	112,079	20.04
Vested	(178,067)	8.24
Outstanding at December 31, 2021	426,569	12.06
Granted	116,775	15.55
Vested	(111,630)	14.13
Outstanding at December 31, 2022	431,714	12.47
At December 31, 2022, there were approximately $3,251 of total unrecognized compensation costs related to non–vested share–based payment arrangements under the PSU plan (December 31, 2021 - $3,702) and these costs are expected to be recognized over the weighted-average remaining contractual life of the PSUs of 1.3 years (December 31, 2021 - 1.5 years). During the year ended December 31, 2022, 111,630 units vested, which were settled with common shares purchased through a trust arrangement at a factor of 1.14 common shares per PSU based on performance against grant date criteria (December 31, 2021 - 178,067 units at a factor of 2.0 vested and settled).
The Company estimated the fair value of the PSUs granted during the years ended December 31, 2022 and 2021 using a Monte Carlo simulation with the following assumptions:

	2022	2021
Risk-free interest rate	3.14%	0.65%
Expected volatility	48.70%	50.96%
c) Deferred stock unit plan
Prior to January 1, 2021, under the Company’s shareholding guidelines non-officer directors of the Company were required to receive at least 50% and up to 100% of their annual fixed remuneration in the form of DSUs, at their election. The shareholding guidelines were amended effective January 1, 2021, to require directors to take at least 60% of their annual fixed remuneration in the form of DSUs if they do not meet shareholding guidelines, and to take between 0% and 100% of their annual fixed remuneration in the form of DSUs if they do meet shareholding guidelines. In addition to directors, eligible executives can elect to receive up to 50% of their annual short term incentive plan compensation in the form of DSUs.
The DSUs vest immediately upon issuance and are only redeemable upon departure, retirement or death of the participant. DSU holders that are not US taxpayers may elect to defer the redemption date until a date no later than December 1 of the calendar year following the year in which the departure, retirement or death occurred.

Number of units
Outstanding at December 31, 2020	1,005,503
Granted	66,265
Redeemed	(139,124)
Outstanding at December 31, 2021	932,644
Granted	87,569
Redeemed	—
Outstanding at December 31, 2022	1,020,213
At December 31, 2022, the fair market value of these units was $17.90 per unit (December 31, 2021 – $18.78 per unit). At December 31, 2022, the current portion of DSU liabilities of $5,099 was included in accrued liabilities (December 31, 2021 - $nil) and the long-term portion of DSU liabilities of $13,159 was included in other long-term obligations (December 31, 2021 - $17,515) in the Consolidated Balance Sheets. During the year ended December 31, 2022, there were nil units redeemed and settled in cash for $nil (December 31, 2021 - 139,124 units were redeemed and settled in cash for $2,300). There is no unrecognized compensation expense related to the DSUs since these awards vest immediately upon issuance.
d) Share option plan
Effective November 17, 2021, the Company terminated the 2004 Amended and Restated Share Option Plan, which became effective in 2006. Under this plan, directors, officers, employees and certain service providers to the Company were eligible to receive stock options to acquire voting common shares in the Company. Each stock option provided the right to acquire one common share in the Company and expired ten years from the grant date or on termination of employment. There were no issued or outstanding options as at the date of termination.

	Number of options	Weighted-average exercise price $ per share
Outstanding at December 31, 2020	125,000	4.16
Exercised(i)	(125,000)	4.16
Outstanding at December 31, 2021	—	—
(i) All stock options exercised resulted in new common shares being issued (note 16(a)).
Cash received from options exercised for the year ended December 31, 2021, was $519. For the year ended December 31, 2021, the total intrinsic value of options exercised, calculated as the market value at the exercise date less exercise price, multiplied by the number of units exercised, was $1,909.